Debt, cash and cash equivalents and lease liabilities - Disclosure of Movement In Total Debt (Details) € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€)
Disclosure of debt [line items]
December 31, 2019	€ 24,568
Repayments	(3,952)
New borrowings	2,019
Other cash flows	282
Currency translation differences	(385)
Reclassification from non-current to current	0
Other items	99
December 31, 2020	22,631
Long-term debt
Disclosure of debt [line items]
December 31, 2019	20,131
Repayments	0
New borrowings	2,019
Other cash flows	0
Currency translation differences	(152)
Reclassification from non-current to current	(2,285)
Other items	32
December 31, 2020	19,745
Short-term debt and current portion of long-term debt
Disclosure of debt [line items]
December 31, 2019	4,554
Repayments	(3,952)
New borrowings	0
Other cash flows	86
Currency translation differences	(219)
Reclassification from non-current to current	2,285
Other items	13
December 31, 2020	2,767
Interest rate and currency derivatives used to manage debt
Disclosure of debt [line items]
December 31, 2019	(117)
Repayments	0
New borrowings	0
Other cash flows	196
Currency translation differences	(14)
Reclassification from non-current to current	0
Other items	54
December 31, 2020	€ 119